EQUIPMENT (Details) - USD ($)	Dec. 31, 2018	Mar. 31, 2018	Mar. 31, 2017
Equipment [Line Items]
Equipment, Cost	$ 642,740	$ 616,669	$ 595,102
Accumulated Depreciation	506,898	456,708	367,681
Equipment, Net	135,842	159,961	227,421
Computers and electronics [Member]
Equipment [Line Items]
Equipment, Cost	282,576	256,505	250,538
Accumulated Depreciation	237,882	223,750	204,258
Equipment, Net	44,694	32,755	46,280
Furniture and fixtures [Member]
Equipment [Line Items]
Equipment, Cost	36,795	36,795	36,795
Accumulated Depreciation	29,278	28,051	26,096
Equipment, Net	7,517	8,744	10,699
Demonstration equipment [Member]
Equipment [Line Items]
Equipment, Cost	200,186	200,186	184,586
Accumulated Depreciation	135,590	105,441	44,420
Equipment, Net	64,596	94,745	140,166
Manufacturing equipment [Member]
Equipment [Line Items]
Equipment, Cost	88,742	88,742	88,742
Accumulated Depreciation	86,100	85,668	84,982
Equipment, Net	2,642	3,074	3,760
Tools and parts [Member]
Equipment [Line Items]
Equipment, Cost	11,422	11,422	11,422
Accumulated Depreciation	6,539	5,741	4,472
Equipment, Net	4,883	5,681	6,950
Assets under capital lease [Member]
Equipment [Line Items]
Equipment, Cost	23,019	23,019	23,019
Accumulated Depreciation	11,509	8,057	3,453
Equipment, Net	$ 11,510	$ 14,962	$ 19,566